Defined benefit plans - Summary of Defined Benefit Plans' Weighted Average Asset Allocation Percentages by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Pension Plans [member]
Investment funds
Money market	2.00%
Canadian fixed income	98.00%	100.00%
Total	100.00%	100.00%
Supplemental pension plan [member]
Investment funds
Money market	1.00%	6.00%
Canadian fixed income	6.00%	2.00%
Other	49.00%	46.00%
Total	100.00%	100.00%
Supplemental pension plan [member] | Canada [member]
Investment funds
Equities	22.00%	20.00%
Supplemental pension plan [member] | UNITED STATES
Investment funds
Equities	10.00%	19.00%
Supplemental pension plan [member] | Other jurisdictions [member]
Investment funds
Equities	12.00%	7.00%